COSTS AND EXPENSES BY NATURE (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Material income and expense [abstract]
Bank loan interest	$ 283,786	$ 347,551	$ 352,405
Financial leases	62,202	37,522	32,573
Other financial instruments	10,281	8,213	31,358
Total	$ 356,269	$ 393,286	$ 416,336